Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2015 Portfolio℠
March 31, 2023
VIPF2015-NPRT1-0523
1.830292.117
Domestic Equity Funds - 17.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	46,030	1,890,433
VIP Equity-Income Portfolio Initial Class (a)	65,163	1,543,722
VIP Growth & Income Portfolio Initial Class (a)	83,922	2,107,278
VIP Growth Portfolio Initial Class (a)	39,424	3,087,318
VIP Mid Cap Portfolio Initial Class (a)	14,576	491,505
VIP Value Portfolio Initial Class (a)	65,411	1,107,415
VIP Value Strategies Portfolio Initial Class (a)	37,977	552,193
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,384,561)		10,779,864

International Equity Funds - 19.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	425,201	4,362,560
VIP Overseas Portfolio Initial Class (a)	317,582	7,596,550
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,512,874)		11,959,110

Bond Funds - 55.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	989,580	9,232,785
Fidelity International Bond Index Fund (a)	214,952	1,943,169
Fidelity Long-Term Treasury Bond Index Fund (a)	200,313	2,153,361
VIP High Income Portfolio Initial Class (a)	227,108	1,028,798
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,101,821	20,156,466
TOTAL BOND FUNDS (Cost $36,320,859)		34,514,579

Short-Term Funds - 8.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $5,060,262)	5,060,262	5,060,262

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $53,278,556)	62,313,815
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,333)
NET ASSETS - 100.0%	62,307,482

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,340,550	433,800	852,448	887	(37,373)	348,256	9,232,785
Fidelity International Bond Index Fund	1,986,570	84,752	178,581	-	(7,319)	57,747	1,943,169
Fidelity Long-Term Treasury Bond Index Fund	2,534,370	131,884	664,801	18,499	(142,611)	294,519	2,153,361
VIP Contrafund Portfolio Initial Class	1,878,902	70,699	209,083	17,653	13,257	136,658	1,890,433
VIP Emerging Markets Portfolio Initial Class	5,128,468	334,135	1,340,545	8,133	83,129	157,373	4,362,560
VIP Equity-Income Portfolio Initial Class	1,683,614	48,801	198,830	-	47,922	(37,785)	1,543,722
VIP Government Money Market Portfolio Initial Class 4.62%	5,000,334	1,148,887	1,088,959	51,962	-	-	5,060,262
VIP Growth & Income Portfolio Initial Class	2,178,635	112,316	280,226	7,659	52,421	44,132	2,107,278
VIP Growth Portfolio Initial Class	2,950,825	206,632	338,324	19,545	4,372	263,813	3,087,318
VIP High Income Portfolio Initial Class	1,045,072	44,150	88,330	686	(781)	28,687	1,028,798
VIP Investment Grade Bond II Portfolio - Initial Class	19,337,016	1,788,096	1,586,052	6,080	(3,870)	621,276	20,156,466
VIP Mid Cap Portfolio Initial Class	525,432	17,650	68,536	1,180	13,198	3,761	491,505
VIP Overseas Portfolio Initial Class	7,669,123	262,706	1,101,240	-	214,403	551,558	7,596,550
VIP Value Portfolio Initial Class	1,213,978	36,585	163,024	-	76,268	(56,392)	1,107,415
VIP Value Strategies Portfolio Initial Class	601,736	21,413	81,321	1,384	32,369	(22,004)	552,193
	63,074,625	4,742,506	8,240,300	133,668	345,385	2,391,599	62,313,815

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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